Condensed Statement of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (3,541,872)	$ 7,175,980
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			3,456,800	(6,699,398)
Income earned on marketable securities held in Trust Account				(959,589)
Stock-based compensation	$ 5,424,158	$ 4,431,950
Changes in operating assets and liabilities:
Accrued interest receivable			(81)
Prepaid expenses and other receivables				(3,512)
Due to affiliates			45,833	3,861
Accrued expenses			18,000	79,981
Net cash used in operating activities			(21,320)	(402,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from liquidation of marketable securities held in Trust Account				105,424,960
Investment in joint venture			(116,725,000)	(575,000)
Net cash provided by (used in) investing activities			(116,725,000)	104,849,960
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of 10,313,048 Class A Ordinary Shares				(105,424,960)
Proceeds - notes payable				575,000
Proceeds from sale of Common Stock			25,000
Proceeds from issuance of private placement warrants			5,760,000
Proceeds from issuance of units (net of offering costs)			111,575,715
Net cash provided by financing activities			117,360,715	(104,849,960)
Increase (decrease) in cash and cash equivalents			614,395	(402,677)
Cash and cash equivalents, beginning of year	211,718	614,395		614,395
Cash and cash equivalents, end of year			614,395	211,718	$ 614,395
Non cash investing and financing activities:
Deferred underwriting commissions in connection with the initial public offering			4,025,000
Derivative warrant liabilities issued in connection with the initial public offering			3,612,500
Accretion for Class A ordinary shares to redemption amount			15,497,662	1,534,589
Jet Ai Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(9,458,785)	(4,814,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	101,439	100,788
Amortization of debt discount	20,833
Non-cash operating lease costs	380,416	369,499
Changes in operating assets and liabilities:
Accounts receivable	17,977
Other current assets	(24,019)	(108,491)
Accounts payable	790,530	(65,322)
Accrued liabilities	(126,103)	107,109
Deferred revenue	498,765	756,799
Lease liability	(369,841)	(358,924)
Net cash used in operating activities	(2,744,630)	419,210
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in joint venture	(100,000)
Purchase of property and equipment	(4,339)
Purchase of intangible assets	(30,056)
Return of aircraft deposit		200,000
Deposits and other assets	(35,135)	110,582
Net cash provided by (used in) investing activities	(169,530)	310,582
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances		42,000
Repayments - related party advances		(242,196)
Proceeds - notes payable	275,000
Proceeds from sale of Common Stock	1,607,450	2,451,079
Payments on line of credit		(194,727)
Offering costs	(437,665)	(1,269,864)
Proceeds - related party notes payable, net of discount	225,000
Proceeds from business combination	620,893
Net cash provided by financing activities	2,290,678	786,292
Increase (decrease) in cash and cash equivalents	(623,482)	1,516,084
Cash and cash equivalents, beginning of year	1,527,391	643,494		643,494
Cash and cash equivalents, end of year	903,909	2,159,578	643,494	1,527,391	643,494
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes		800
Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock	6,724
Increase in accounts payable due to Business Combination	1,047,438
Increase in prepaid offering costs and accounts payable	800,000
Increase in redeemable preferred stock due to Business Combination	1,702,000
Operating lease, Right-of-use assets and liabilities		2,506,711
Stock-based compensation	5,424,158	4,431,950
Jet Token, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(7,738,203)	(15,765,249)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation				134,383	133,608
Amortization of lease financing costs					1,175
Gain on loan forgiveness					(207,360)
Stock-based compensation				6,492,653	12,690,091
Non-cash operating lease costs				494,468
Changes in operating assets and liabilities:
Accounts receivable					400
Other current assets				(278,313)	(28,980)
Accounts payable				(53,268)	15,643
Accrued liabilities				835,576	111,480
Deferred revenue				497,030	436,331
Lease liability				(480,368)
Net cash used in operating activities				(96,042)	(2,612,579)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment					(8,407)
Purchase of intangible assets					(97,978)
Return of aircraft deposit				1,093,600
Deposits and other assets				(803,112)	(439,750)
Net cash provided by (used in) investing activities				290,488	(546,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances				42,000	200,196
Repayments - related party advances				(242,196)
Proceeds - notes payable					86,360
Payments on line of credit				(194,727)	(257,308)
Offering costs				(1,691,386)	(1,221,552)
Payment of lease financing costs					(70,500)
Preferred share redemption				(225,000)
Proceeds from sale of Non-Voting Common Stock				3,000,760	2,843,790
Net cash provided by financing activities				689,451	1,580,986
Increase (decrease) in cash and cash equivalents				883,897	(1,577,728)
Cash and cash equivalents, beginning of year	$ 1,527,391	$ 643,494		643,494	2,221,222
Cash and cash equivalents, end of year			$ 643,494	1,527,391	643,494
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes				2,400
Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock				15,544	96,600
Line of credit issued for offering expenses paid on behalf of the Company					452,035
Application of equipment deposit to aircraft maintenance reserve account					250,000
Operating lease, Right-of-use assets and liabilities				2,506,711
Stock-based compensation				$ 6,492,653	$ 12,690,373